CONTRACTUAL COMMITMENTS AND CONTINGENCIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Mar. 27, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Purchase obligations	$ 699		$ 1,011	$ 1,047
Net smelter returns royalty %		1.50%
AngloGold Ashanti Australia Limited
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Purchase obligation term	10 years
Purchase obligations	$ 192